RELATED PARTY TRANSACTIONS AND BALANCES (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 23,891	$ 3,274	€ 750	¥ 21,882	¥ 13,862
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Allowance for expected credit losses	(64)			(63)
Total	348			235
Due to related party	74			77
Related party | Trip.com
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	284			174
Due to related party	41			48
Related party | Trip.com | Commission expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	297			260	55
Related party | Trip.com | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	19			19	19
Related party | Trip.com | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	146			112	93
Related party | Lianquan
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	49			45
Related party | Lianquan | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	11			10	12
Related party | Huamai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	26			22
Related party | Zhuchuang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	14			14
Related party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	24			34
Due to related party	19			13
Related party | Cjia Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	15			9
Due to related party	14			16
Related party | Cjia Group | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	36			37	31
Related party | Cjia Group | Goods sold and service provided
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	32			17	4
Related party | Cjia Group | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	6			5	5
Related party | Sheen Star | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues				5	4
Related party | Sheen Star | Interest income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues				10
Related party | Azure | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 21			¥ 17	¥ 5